Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 were calculated as follows:

	2025	2024		2023
Profit for the year attributable to owners of the Group (basic and diluted)	$101,180	$3,588		$3,627
Basic weighted average shares number of shares (thousands)	51,684	48,870	*	48,870
Diluted weighted average number of shares (thousands)	55,014	48,870		48,870
Basic earnings per share	$1.96	$0.07		$0.07
Diluted earnings per share	1.84	0.07		0.07

*        As discussed in Note 4, the Company’s basic and diluted earnings per share related to Namib prior to the Business Combination have been retroactively restated for the years ended December 31, 2024 and 2023 based on shares reflecting the exchange ratio established in the Business Combination.

Schedule of Weighted Average Number of Shares

This table reconciles the weighted average number of shares for basic EPS to those used for dilutive EPS purposes. There were no dilutive instruments for the years ended December 31, 2024 and 2023.

	2025	2024	2023
Weighted average number of shares	51,684,364	48,869,960	48,869,960
Adjustments:
Promissory note	3,022,408	—	—
Warrants	—	—	—
Earnout liability	—	—	—
PSUs	—	—	—
Equity-settled RSUs	79,212	—	—
Compound RSUs	228,295	—	—
Total weighted average number of shares	55,014,279	48,869,960	48,869,960
Diluted earnings per share	$1.84	0.07	0.07